Short-term investments	12 Months Ended
Dec. 31, 2024
Short-term investments.
Short-term investments

6.Short-term investments

The Company’s short-term investments included structured notes with maturities of one year or less and investment in fund, which is measured using the NAV per share as a practical expedient. The following is a summary of the Company’s short-term investments:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Investment in fund	68,378	—	—

For the years ended December 31, 2022, 2023 and 2024, the Company recognized other income related to its structured notes of RMB3,411, RMB2,386 and nil, respectively, in the consolidated statements of comprehensive (loss)/income.

On July 1, 2024, the Company entered into equity acquisition agreement with a non-controlling interest holder of Quhuo International by transferring its investment in fund. From January 1, 2024 to the date of transfer, the Company recognized loss on fair value change of the investments of RMB6,308 (US$864) as other loss, net in the consolidated statements of comprehensive (loss)/income.

For the years ended December 31, 2022, 2023, the Group recognized (loss) and gain on fair value change of the investment in fund of RMB(47,487), RMB5,507, respectively, as other (loss)/income, net in the consolidated statements of comprehensive loss/(income).